Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2018.

	December 31, 2018		December 31, 2017		December 31, 2016
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	148,966	117,203	179,613	127,687	178,068	126,334

Change in projected benefit obligation
Projected benefit obligation at beginning of year	179,613	127,687	178,068	126,334	166,815	119,107
Service cost	—	63	—	64	—	118
Interest cost	4,971	4,305	5,361	4,703	5,781	4,792
Benefits paid	(17,274)	(3,263)	(13,444)	(2,118)	(10,477)	(3,594)
Prior service cost	212	—	—	—	—	—
Settlement and curtailment of liability	(1,825)	—	(6,108)	—	—	—
Actuarial (gain) loss	(12,423)	(11,589)	7,384	(1,296)	30,953	5,911
Foreign exchange translation adjustment	(4,308)	—	8,352	—	(15,004)	—
Projected benefit obligation at end of year	148,966	117,203	179,613	127,687	178,068	126,334

Change in plan assets
Fair value of plan assets at beginning of year	185,495	—	172,206	—	179,961	—
Actual return on plan assets	(11,618)	—	14,801	—	18,615	—
Employer contribution	3,653	3,263	8,448	2,118	678	3,594
Plan settlement	(1,608)	—	(5,123)	—	—	—
Benefits paid	(17,274)	(3,263)	(13,444)	(2,118)	(10,477)	(3,594)
Foreign exchange translation adjustment	(4,497)	—	8,607	—	(16,571)	—
Fair value of plan assets at end of year	154,151	—	185,495	—	172,206	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	5,185	—	6,993	—	7,771	—
Accrued pension benefit cost included in employee benefit plans liability	—	(117,203)	(1,111)	(127,687)	(13,633)	(126,334)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	5,185	(117,203)	5,882	(127,687)	(5,862)	(126,334)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2018		December 31, 2017		December 31, 2016
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(65,506)	(12,946)	(62,521)	(27,150)	(64,852)	(31,959)
Net prior service credit (cost)		(202)	(6,397)	—	(6,436)	—	(5,678)
Deferred income taxes assets (liabilities)		816	—	1,180	—	1,620	—
Net amount recognized in accumulated other comprehensive loss		(64,892)	(19,343)	(61,341)	(33,586)	(63,232)	(37,637)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	63	—	64	—	118
Interest cost	Non-service employee benefits expense	4,971	4,305	5,361	4,703	5,781	4,792
Expected return on plan assets	Non-service employee benefits expense	(8,720)	—	(8,199)	—	(8,943)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,106	2,615	2,238	3,514	1,702	2,731
Amortization of prior service (credit) loss	Non-service employee benefits expense	—	39	—	(759)	—	(6,343)
(Gain) loss on settlement	Net other gains (losses) / Non-service employee benefits expense	1,757	—	1,232	—	—	—
Defined benefit (income) expense		114	7,022	632	7,522	(1,460)	1,298
Defined contribution expense		7,442	—	6,521	—	6,606	—
Total benefit (income) expense		7,556	7,022	7,153	7,522	5,146	1,298
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of income.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		(5,987)	11,589	1,472	1,296	(19,956)	(5,911)
Prior service credit (cost) arising during the year		(212)	—	—	—	—	—
Amortization of net actuarial (gains) losses		2,106	2,615	2,247	3,514	1,702	2,731
Amortization of prior service (credit) cost		—	39	—	(759)	—	(6,343)
Change in deferred taxes		(298)	—	(595)	—	1,315	—
Foreign exchange adjustment		840	—	(1,233)	—	38	—
Total changes recognized in other comprehensive income (loss)		(3,551)	14,243	1,891	4,051	(16,901)	(9,523)

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2018		December 31, 2017		December 31, 2016
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.05%	3.73%	3.40%	4.37%	3.90%	4.70%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.50%	N/A	2.30%	N/A
Weighted average expected long-term rate of return on plan assets	4.70%	N/A	4.75%	N/A	5.30%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.65%	4.40%	3.05%	3.73%	3.40%	4.37%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.40%	N/A	2.50%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035
[1] Only the United Kingdom subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets
The following table presents the fair value of plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies, except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2018				December 31, 2017
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	10,221	—	10,221	—	11,318	—	11,318
Non-US governments debt securities	—	1,039	—	1,039	—	12,139	—	12,139
Corporate debt securities	—	39,589	—	39,589	—	39,072	—	39,072
Equity securities and mutual funds	925	83,638	—	84,563	1,096	95,294	—	96,390
Other	—	1,779	16,960	18,739	—	10,917	15,659	26,576
Total fair value of plans' assets	925	136,266	16,960	154,151	1,096	168,740	15,659	185,495

	December 31, 2018		December 31, 2017
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	33%	47%	34%	48%
Equity securities (including equity mutual funds)	55%	37%	52%	47%
Other	12%	16%	14%	5%
Total	100%	100%	100%	100%

Schedule of expected benefit payments
Estimated 2019 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2019	2,500	4,757
Estimated benefit payments by year:
2019	6,600	4,757
2020	6,600	5,076
2021	6,600	5,415
2022	6,600	5,743
2023	6,500	6,073
2024-2028	31,200	34,865